Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transaction summary of preferred stock
Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	10	$830	$83
Total	10	$830	$83

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	10	$830	$83.00
Total	10	$830	$83.00

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Services rendered – officers	100	$8,292	$82.92
Total	100	$8,292	$82.92

Transaction summary of common stock
Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued to settle liabilities	320,000	$112,600	$0.20-0.38
Common stock issued for services	1,625,000	557,000	0.23-0.38
Common stock issued with promissory notes	800,000	160,000	0.20
Total	2,745,000	$829,600	$0.20-0.38

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	70,000	$35,000	$0.50
Common stock issued for services	140,000	35,000	0.25
Conversion of debt and interest	51,249	36,000	0.70
Common stock issued with promissory notes	2,000,000	290,000	0.14-0.15
Common stock issued to acquire oil and gas assets	150,000	18,000	0.12
Total	2,411,249	$414,000	$0.12-0.70

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	70,000	$35,000	$0.50
Common stock issued for services	140,000	35,000	0.25
Conversion of debt and interest	51,249	36,000	0.70
Common stock issued with promissory notes	2,000,000	290,000	0.14-0.15
Common stock issued to acquire oil and gas assets	150,000	18,000	0.12
Total	2,411,249	$414,000	$0.12-0.70

Transaction Type	Quantity of Shares	Valuation	Range of Value per Share
Common stock issued for cash	6,182,500	$1,497,335	$0.014-0.70
Common stock issued for services	2,570,000	1,285,000	0.50
Conversion of debt and interest	1,692,334	1,174,165	0.50-0.70
Common stock issued with promissory notes	1,000,000	500,000	0.50
Issued in reverse acquisition	6,110,000	-	-
Common stock issued to acquire oil and gas assets	250,000	450,000	1.80
Total	17,804,834	$4,906,500	$0.014-1.80

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of warrants/options activity
	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2013	2,075,000	$0.43
Exercisable – January 1, 2013	2,075,000	$0.43
Granted	7,321,250	$0.26
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2013	9,306,250	$0.30
Exercisable – December 31, 2013	9,306,250	$0.30
Granted	12,275,518	$0.31
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2014	21,581,768	$0.27
Exercisable – June 30, 2014	21,581,768	$0.27

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2012	645,000	$0.70
Exercisable – January 1, 2012	645,000	$0.70
Granted	1,430,000	$0.31
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	2,075,000	$0.43
Exercisable – December 31, 2012	2,075,000	$0.43
Granted	7,321,250	$0.26
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2013	9,306,250	$0.30
Exercisable – December 31, 2013	9,306,250	$0.30

Summary of warrants/options outstanding and exercisable
Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.15 - $0.85	21,581,768	4.46 years	$0.27	21,581,768	$0.27

Warrants Outstanding				Warrants Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.15 - $0.85	9,306,250	4.87 years	$0.30	9,306,250	$0.30

Summary of warrant issuance at fair value, utilizing a Black Scholes option valuation model
Exercise price	$0.30 – $0.37
Expected dividends	0%
Expected volatility	158% – 168%
Risk fee interest rate	1.53% – 1.73%
Expected life of warrants	5 years
Expected forfeitures	0%

Exercise price	$0.15 – $1.65
Expected dividends	0%
Expected volatility	172%
Risk fee interest rate	0.62% – 1.46%
Expected life of warrants	3.9 years – 5 years
Expected forfeitures	0%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of warrants/options activity
	Options	Weighted Average Exercise Price

Outstanding – January 1, 2013	3,000,000	$0.50
Exercisable – January 1, 2013	750,000	$0.50
Granted	11,100,000	$0.13
Exercised	-	$-
Forfeited/Cancelled	(1,500,000)	$0.50
Outstanding – December 31, 2013	12,600,000	$0.17
Exercisable – December 31, 2013	8,975,000	$0.16
Granted	1,000,000	$0.39
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2014	13,600,000	$0.19
Exercisable – June 30, 2014	12,725,000	$0.17

	Options	Weighted Average Exercise Price

Outstanding – January 1, 2012	-	$-
Exercisable – January 1, 2012	-	$-
Granted	3,000,000	$0.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2012	3,000,000	$0.50
Exercisable – December 31, 2012	750,000	$0.50
Granted	11,100,000	$0.13
Exercised	-	$-
Forfeited/Cancelled	(1,500,000)	$0.50
Outstanding – December 31, 2013	12,600,000	$0.17
Exercisable – December 31, 2013	8,975,000	$0.16

Summary of warrants/options outstanding and exercisable
Options Outstanding				Options Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.08-$0.50	13,600,000	5.39 years	$0.17	12,725,000	$0.17

Options Outstanding				Options Exercisable
Range of exercise price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.08-$0.50	12,600,000	5.93 years	$0.17	8,975,000	$0.16

Summary of warrant issuance at fair value, utilizing a Black Scholes option valuation model
Exercise price	$0.39
Expected dividends	0%
Expected volatility	158%
Risk fee interest rate	1.58%
Expected life of options	3.5 years
Expected forfeitures	0%

Exercise price	$0.08 – $0.19
Expected dividends	0%
Expected volatility	172%
Risk fee interest rate	1.66% – 2.69%
Expected life of options	3 years – 5 years
Expected forfeitures	0%